Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 20, 2019
Entity Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	msft
Document Creation Date	dei_DocumentCreationDate	Sep. 20, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 20, 2019
Prospectus Date	rr_ProspectusDate	Sep. 20, 2019
Eventide Global Dividend Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL DIVIDEND OPPORTUNITIES FUND
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GLOBAL DIVIDEND OPPORTUNITIES FUND

ETADX Class A Shares ETCDX Class C Shares
ETNDX Class N Shares ETIDX Class I Shares

a series of Mutual Fund Series Trust (the “Fund”)

This information supplements certain information contained in the Prospectus and Summary Prospectus for the Fund, dated November 1, 2018 as supplemented January 31, 2019 and April 30, 2019, and should be read in conjunction with such Prospectus and Summary Prospectus.

September 20, 2019

______________________________________________________________________________

Effective October 1, 2019, the Fund’s name will change to the “Eventide Dividend Opportunities Fund”

Also effective October 1, 2019, the following policy will no longer be an investment policy of the Fund:

“Under normal conditions, at least 40% of the Fund’s assets will be in securities of issuers domiciled in at least 3 countries outside of the United States.”

______________________________________________________________________________

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2018 as supplemented January 31, 2019 and April 30, 2019, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 17645 Wright Street, Suite 200, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

GLOBAL DIVIDEND OPPORTUNITIES FUND

ETADX Class A Shares ETCDX Class C Shares
ETNDX Class N Shares ETIDX Class I Shares

a series of Mutual Fund Series Trust (the “Fund”)

This information supplements certain information contained in the Statement of Additional Information (“SAI”) for the Fund, dated November 1, 2018, as supplemented January 31, 2019 and April 30, 2019, and should be read in conjunction with such SAI.

September 20, 2019

______________________________________________________________________________

Effective October 1, 2019, the Fund’s name will change to the “Eventide Dividend Opportunities Fund.”

______________________________________________________________________________

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2018, as supplemented January 31, 2019 and April 30, 2019, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 17645 Wright Street, Suite 200, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.